Material Accounting Policies Information	12 Months Ended
Dec. 31, 2023
Material Accounting Policies Information
Material Accounting Policies Information

Note 2

Material Accounting Policies Information

2.1. Basis for preparation

The consolidated financial statements included in this Annual Report have been prepared in accordance with IFRS Accounting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and as endorsed by the EU and further requirements in the Danish Financial Statements Act.

The preparation of these consolidated financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Company’s accounting policies. It also requires the use of certain critical accounting estimates and assumptions. Areas involving a higher degree of judgement or complexity, or areas where estimates and assumptions are significant to the consolidated financial statements are further described in note 2.26.

The consolidated financial statements are presented in euros and all values are rounded to the nearest thousands, except when otherwise indicated.

The accounting policies set out in the notes have been applied consistently in the preparation of the consolidated financial statement for all the years presented unless stated otherwise below.

Going concern assessment

The Company’s Board of Directors and Executive Directors have at the time of approving the consolidated financial statements, a reasonable expectation that the Group has adequate resources to continue in operational existence for the foreseeable future.

Thus, the Group continues to adopt the going concern basis of accounting in preparing the consolidated financial statements.

Principles of consolidation

The consolidated financial statements include the parent company, Cadeler A/S, and all enterprises over which the parent company has control. Control of an enterprise exists when the Company has exposure, or rights to, variable returns from its involvement with the enterprise and has the ability to control those returns through its power over the enterprise. Accordingly, the consolidated financial statements of the Group are composed of the Financial Statements of the Company Cadeler A/S and its subsidiaries (which are fully owned by the Parent Company, Cadeler A/S).

All intra-group assets and liabilities, equity, income, expenses and cash flows relating to transactions between group enterprises are eliminated in full on consolidation.

Subsidiaries apply accounting policies in line with the Company’s accounting policies. When necessary, adjustments are made to bring the entities’ accounting policies in line with those of the Company.

European Single Electronic Format (ESEF)

As a group with securities listed on a regulated market within the EEA, Cadeler A/S is required to prepare its official Annual Report in the XHTML format and to tag the main consolidated financial statements using inline eXtensible Business Reporting Language (iXBRL) applying a specific ESEF taxonomy. The annual report submitted to the Danish Financial Supervisory Authority consists of the XHTML document together with required technical files, all included in a ZIP file named cadeler-2023-12-31-en.zip.

As such, the Annual Report is therefore both human- and machine-readable.

A separate assurance report on the iXBRL tagging of the consolidated financial statements is issued by Cadeler’s independent auditors and included on page 201. For general use, a PDF version of the Annual Report is published in line with previous years.

2.2. Changes in accounting policies and disclosures

The Group has adopted standards and interpretations effective as of 1 January 2023. Adoption of new and amended standards and interpretations had no impact on the consolidated financial statements.

IASB has issued a number of new or amended accounting standards (IFRS) and interpretations (IFRIC), such as IAS 12 amendments International Tax Reform, Pillar Two Models Rules. The Group has assessed these accounting standards and interpretations, and does not anticipate the new standards to have any material impact on either the group’s figures or disclosures in 2024.

The Group has not early adopted any other standard, interpretation or amendments that have been issued but are not yet effective.

The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are not expected to have a material impact on the Group.

2.3. Revenue recognition

When accounting for revenue recognition, an assessment is performed on a contract-by-contract basis at contract inception.

Overall, the Group’s contracts with customers comprise:

●	Revenue from time charter contracts and time charter related activities (referred to as time charter revenue) and
●	Revenue from transportation and installation (referred to as transportation and installation revenue stream).

The Group’s accounting policies for each revenue stream are disclosed below.

2.3.1. Time charter revenue

The Group recognises time charter revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the Group expects to receive in exchange for those goods or services.

Revenue from time charter contracts is generated from two distinct activities: 1) leasing of vessels and 2) provision of services within wind farming projects, e.g. catering and accommodation, mobilisation and demobilisation. As such, a time charter contract consists of a leasing component (the element relating to hire of the vessel) and a service component. The service component is within the scope of IFRS 15, while the leasing component is within the scope of IFRS 16. Refer to Note 2.13 on accounting policy for leases.

2.3.1.1 Leasing of vessels

The leasing component is recognised as revenue over time over the charter period. Payments from customers for the bareboat hire element are recognised over time in accordance with the length of the customer contract. Prepayments from customers for the leasing component are recognised as deferred charter hire income. Refer to Note 2 2.18 for accounting policy on deferred charter hire income.

2.3.1.2 Provision of services within wind farming projects, e.g. catering and accommodation, mobilisation and demobilisation

To determine revenue recognition for the service component of the time charter arrangements, the Group performs, in line with the requirements of IFRS 15, the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognise revenue when (or as) the entity satisfies a performance obligation.

Revenue from contracts with customers is recognised when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. At contract inception, once the service component within the time charter contract is determined to be within the scope of IFRS 15, the Group assesses the goods and services promised within each contract and identifies as a performance obligation each good or service that is distinct. Revenue is recognised in the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied. In respect of time charter service components, the main promises to the customers generally include catering and accommodation, mobilisation, demobilisation and bunker services.

While the contracts contain several promises, these are usually considered highly interdependent and highly interrelated and as such considered as one single performance obligation recognised over time applying a relevant measure of progress. Assessment hereof is performed on a contract-by-contract basis.

Prepayments from customers for which the service component has yet to be provided are recognised as deferred income. Revenue is recognised as the service is being provided, being over the term of the related time charter contract. The Group recognise deferred contract costs for upfront costs of fulfilling a contract.

2.3.2. Time charter related activities

2.3.2.1 Bunker services

The Group is sometimes providing bunker services to help the customers ensure that sufficient bunker is available to operate the vessels at the right time and in the right quality and quantity. As such, for certain projects the Group provides bunker procurement services and assumes responsibility for the logistics and handling of procured bunker.

Management’s assessment of whether a principal or agent relationship exists is based upon whether the Group has the ability to control the goods before they are transferred to the customer. This assessment is performed on a contract-by-contract basis at contract inception and takes into account various factors such as whether the Group takes legal title of the bunker and has the ability to direct the use of the bunker.

2.3.2.2 Variable consideration related to time charter related activities

Variable consideration, for example in respect of weather days and extension of time, is constrained at contract inception to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

2.3.3. Transportation & Installation (T&I) revenue

Revenue from T&I consist of installation and transportation of offshore wind turbine foundations, including activities such as heavy lifting operations, decommissioning and planning and engineering.

Revenue from T&I contracts is generated from two distinct activities: 1) leasing of vessels and 2) T&I service components. As such, those contracts consist of a leasing component (the element relating to hire of the vessel) and a service component. The service component is within the scope of IFRS 15, while the leasing component is within the scope of IFRS 16, as described above.

To determine revenue recognition for T&I service components, the Group performs in line with the requirements of IFRS 15 the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognise revenue when (or as) the entity satisfies a performance obligation. Revenue from contracts with customers is recognised when control of the goods or services are transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those goods or services. At contract inception, once the T&I contract is determined to be within the scope of IFRS 15, the Group assesses the goods and services promised within each contract and identifies as a performance obligation each good or service that is distinct. Revenue is recognised in the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

In respect of T&I service components, the following main promises apply:

●	Planning and engineering,
●	Transport of monopiles and secondary steel from supply port to feeder port,
●	Installation of monopiles and secondary steel offshore,
●	Storage and handling at feeder port,
●	Warranty

While the contracts contain several distinct promises, these are considered less interdependent and interrelated and as such considered multiple performance obligation. Assessment hereof is performed on a contract-by-contract basis.

Revenue is recognised over time as the service is being provided using a cost-to-cost method or straight-line recognition, depending on what better depicts the progress of each separate performance obligation. Prepayments from customers for which the service component has yet to be provided are recognised as deferred income and recognised as revenue over the period during which the services are performed. The Group recognise deferred contract costs for upfront costs of fulfilling a contract.

2.3.3.1 Planning and engineering

The Group provides planning and engineering services to the customer. Such revenue is recognised over time is based upon percentage-of-completion whereby total costs incurred to date are compared with total forecast costs at completion of the planning and engineering services.

2.3.3.3 Transportation of monopiles and secondary steel from supply port to feeder port

The Group is engaged with transportation of monopiles and secondary steel from supply port to feeder port. Such revenue is recognised over time based upon percentage-of-completion whereby total time spend on transportation is compared with total forecast time at completion of the transportation.

2.3.3.3 Storage and handling at feeder port

The Group has been tasked with the storage and handling of the material used in the installation. Such revenue is recognised over time is based upon percentage-of-completion whereby total time spend on storage is compared with total forecast time at completion of the storage.

2.3.3.4 Installation of monopiles and secondary steel offshore

The Group has been tasked with the installation of the monopiles and secondary steel offshore. Such revenue is recognised over time based upon percentage-of-completion whereby total costs incurred to date are compared with total forecast costs at completion of the planning and engineering services.

2.3.3.5 Warranty obligations

The Group provides warranties for the repair of defects which are identified during the contract and within a defined period thereafter. All are assurance-type warranties, as de-fined within IFRS 15, which the Group recognises under IAS 37. The Group does not have any contractual obligations for service-type warranties.

2.3.3.6 Variable consideration related to installation and transportation activities

Variable consideration, for example in respect of steel prices, bunker prices etc., is constrained at contract inception to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved.

2.4. Cost of sales and administrative expenses

Cost of sales consists of expenses directly attributable to the Group’s core activities, including seafarers payroll, vessel depreciation, and the operation and maintenance of vessels.

Administrative expenses, which include administrative staff costs, share-based compensation, management costs, office expenses, business combination transaction costs and other administration related expenses, are expensed as they are incurred

2.5. Other operating income and expenses

Other operating income and expenses, include transactions not related to the operations of the Group, like, gains and losses on sale of non-current assets, and is generally recognised when it is probable that the benefits and losses associated with the transaction will flow to the Company and if the significant risks and rewards have been transferred to the buyer (generally when the transaction is finalised).

2.6. Business combinations and Goodwill

2.6.1. Business combinations

Acquired businesses are recognised using the acquisition method.

Assets, liabilities, and contingent liabilities of the acquired businesses are measured at fair value at the acquisition date. The fair values of vessels included in property, plant and equipment are determined using broker valuations. The fair values of other assets and liabilities are valued using the approach assessed to be most relevant for the individual item, which can be either a market approach, an income approach, a cost approach or a combination of methods.

The purchase price comprises the fair value of the consideration payable/receivable. This includes the fair value of the consideration already paid/received including the shares issued, deferred consideration and contingent consideration. The purchase price is allocated to the identified assets, liabilities and contingent liabilities (net assets) based on their fair values at the acquisition date and any excess of the purchase price over the net assets is recognised in the balance sheet as goodwill within intangible assets. In the event the purchase price is lower than the net assets, the difference is recognised in the income statement (a gain from a bargain purchase).

2.6.2. Goodwill

Goodwill arises from business combinations and is determined as the excess of the purchase price over the fair value of the net assets acquired, including contingent liabilities. Goodwill is allocated to the cash generating unit as determined by Management. Goodwill is not amortised but is tested for impairment at least once a year or sooner if impairment indication arises.

2.7. Employee compensation

Employee benefits are recognised as an expense, unless the cost qualifies to be capitalised as an asset.

Employee compensations include wages and salaries, including compensated absence and pensions, as well as other social security contributions made to the entity’s employees or public & government authorities. The item is net of support schemes made by public & government authorities.

2.8. Financial income and expense

Finance income and expenses comprise interest income and expenses and realised and unrealised exchange rate gains and losses on transactions denominated in foreign currencies as well as fair value adjustments related to the ineffective part of the financial instruments.

Interest income and interest expenses are stated on an accrual basis using the principal and the effective interest rate. The effective interest rate is the discount rate that is used to discount expected future cash payments or receipts through the expected life of the financial asset or financial liability to the amortised cost (the carrying value) of such asset or liability.

2.9. Borrowing costs

Borrowing costs are capitalised in accordance with IAS 23, where borrowing costs directly attributable to the construction of assets are capitalised until such a time as the asset is substantially ready for its intended use. Borrowing costs consist of interest and other costs that the Group incurs in connection with the borrowing of funds, including fees for guarantees provided by related parties.

2.10. Taxes

2.10.1. Pillar Two Tax Effects

In October 2021, more than 130 countries agreed on a two-pillar approach to reform the international tax system. The so-called Pillar Two rules are designed to compel multinational corporations with EUR 750 million or more in annual revenue to pay a minimum effective corporate tax rate of 15% on income received in each jurisdiction in which they operate.

The principal jurisdictions in which the Group may be exposed to additional taxation as a result of the Pillar Two rules include Denmark and the United Kingdom (each of which has enacted legislation implementing the Pillar Two rules), as well as Cyprus (where public consultation on draft legislation is ongoing). In light of the Group’s total revenue, at 31 December 2023, the Group does not expect to be in scope of the Pillar Two rules in 2024.

The Group is actively assessing the potential future impact of the Pillar Two rules on the Group’s business. It is the Group’s initial assessment that a portion of its revenues in each of the relevant jurisdictions will be subject to top-up tax under the Pillar Two rules as shipping income, which is generally excluded from the computation of income under Pillar Two. Certain other exclusions may also be applicable and the Group’s analysis of such exclusions is ongoing.

2.10.2. Income tax

Current income tax for current and prior periods is recognised at the amount expected to be paid to or recovered from the tax authorities, using the tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date.

Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions, where appropriate, on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is recognised for all temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements except when the deferred income tax arises from the initial recognition of an asset or liability that affects neither accounting nor taxable profit or loss at the time of the transaction.

Deferred income tax is measured at the tax rates that are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date.

Current and deferred income taxes are recognised as income or expenses in profit or loss, except to the extent that the tax arises from a transaction which is recognised directly in equity.

2.10.3. Tonnage tax

Under the scheme, ship-owners (or bareboat charterers) pay a fixed tax amount per net tonne at their disposal rather than paying taxes based on income, expenses, and depreciation. The Company participates in the Danish scheme from 27 November 2020.

As the vessels are owned and registered by subsidiaries in jurisdictions different than Denmark, the Group is also subject to tonnage taxation in such jurisdictions. This tonnage taxation income is calculated based on a fixed tax amount per tonne.

This scheme is on a notional income derived from tonnage capacity and not based on the entities’ actual income and expenses, the Group does not consider the scheme to fall under the rules of IAS 12. Consequently, the tonnage tax expenses are not presented as part of tax expense in the statement of profit and loss, but are recognised under costs of sales.

2.11. Inventories

Inventories are carried at the lower of cost and net realisable value. Cost is determined using the first-in, first-out basis. Net realisable value is the estimated selling price in the ordinary course of business, less applicable variable selling expenses. Inventory mainly covers fuel and oil.

2.12. Property, plant and equipment

Property, plant and equipment are recognised at cost less accumulated depreciation and accumulated impairment losses.

The cost of an item of property, plant and equipment initially recognised includes its purchase price and any costs that are directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating in the manner intended by management.

Subsequent expenditure relating to property, plant and equipment that has already been recognised is added to the carrying amount of the asset only when it is probable that future economic benefits associated with the item will flow to the Group and the cost of the item can be measured reliably. All other repair and maintenance expenses are recognised in profit or loss when incurred.

To keep performing their operational activity, the vessels have an obligation to go through drydock procedures every five years. The costs of the drydock procedures are capitalised per their purchase price and any costs that are directly attributable to bringing the vessels to the location and condition necessary for the drydock procedures.Depreciation is calculated using the straight-line method to allocate their depreciable amounts over the assets’ estimated useful life. The estimated useful life is as follows:

Useful life
Vessels and furnished equipment	Up to 25 years
Drydock	5 years
Cars	5 years
Other fixtures and fittings	2 to 3 years

The estimated useful life of the vessels of 25 years has been estimated by an external consultant through a determined fatigue analysis based on the technical specification of the vessels. Prior to their acquisition, the vessels had already been in use for 8 years, therefore the remaining useful life of the vessels is estimated at 17 years for all components except jacking system and main crane with a remaining useful life of 3 years from the acquisition of the vessels. Hull and steel have a salvage value of EUR 10 million per vessel by the end of their useful life. Depreciation is based on costs less the estimated residual value. Residual value is estimated as the lightweight tonnage of each vessel multiplied by the scrap value per ton.

More information can be found in Material accounting judgements, estimates and assumptions section with regards of acquired vessels trough the business combination.

The residual value, useful life, and methods of depreciation of property, plant, and equipment are reviewed at each financial year end and adjusted accordingly, if appropriate.

2.13. Leases

When the Group is the lessor

Lessor – operating leases

The Group leases vessels (the bareboat element relating to hire of the vessel as part of the time charter contracts) under operating leases to non-related parties. This is classified as an operational lease, as such leases do not cover a significant part of the economic life of the vessels and the Group retains substantially all risks and rewards incidental to ownership of the vessels. Rental income from operating leases is recognised in profit or loss on an over time basis over the charter period and included in revenue as stated in Material Accounting Policies section under 2.3.1.1.

Initial direct costs incurred by the Group in negotiating and arranging operating leases are capitalised and recognised as an expense in profit or loss over the lease term on the same basis as the lease income.

When the Group is the lessee

At the inception of the contract, the Group assesses if the contract contains a lease. A contract contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. Reassessment is only required when the terms and conditions of the contract are changed.

a. Right-of-use assets

The Group recognises a right-of-use asset and lease liability at the date which the underlying asset is available for use. Right-of-use assets are measured at cost which comprises the initial measurement of lease liabilities using an incremental borrowing rate adjusted for any lease payments made at or before the commencement date and lease incentive received. Any initial direct costs that would not have been incurred if the lease had not been obtained are added to the carrying amount of the right-of-use assets.

The right-of-use asset is subsequently measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liability.

Right-of-use assets are depreciated on a straight-line basis lease term.

b. Lease liabilities

At the commencement date of the lease, the Group recognises lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees.

Variable lease payments that do not depend on an index or a rate are recognised as expenses in the period in which the event or condition that triggers the payment occurs. Utilisation lease fees can be classified as a variable fee.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made.

In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

c. Short-term and low-value leases

The Group has elected to not recognise right-of-use assets and lease liabilities for short-term leases that have lease terms of 12 months or less and leases of low value-leases. Lease payments relating to these leases are expensed to profit or loss on a straight-line basis over the lease term. Short-term and low-value leases consists of cars, coffee machines, office premises and AV equipment.

2.14. Impairment of non–financial assets

Goodwill

Goodwill is tested for impairment at least once a year or sooner if impairment indication arises. Impairment testing is performed for each cash-generating unit to which goodwill is allocated, as determined by Management.

If the carrying amount of intangible assets exceeds the recoverable, an impairment loss is recognised in profit or loss. Goodwill impairment losses are not subsequently reversed.

Property, plant and equipment and right-of-use-assets

Property, plant and equipment and right-of-use assets are tested for impairment whenever there is any objective evidence or indication that these assets may be impaired.

For the purpose of impairment testing of assets, recoverable amount (i.e. the higher of the fair value less cost to sell and the value in use) is determined on an individual asset basis unless the asset does not generate cash flows that are largely independent of those from other assets. If this is the case, the recoverable amount is determined for the cash-generating unit (CGU) to which the asset belongs.

If the recoverable amount of the asset or CGU is estimated to be less than its carrying amount, the carrying amount of the asset or CGU is reduced to its recoverable amount.

The difference between the carrying amount and recoverable amount is recognised as an impairment loss in profit or loss.

An impairment loss for an asset is reversed if, and only if, there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognised.

The carrying amount of this asset is increased to its revised recoverable amount, provided that this amount does not exceed the carrying amount that would have been determined (net of accumulated depreciation) had no impairment loss been recognised for the asset in prior years.

A reversal of impairment loss for an asset is recognised in profit or loss.

2.15. Financial assets

The classification of financial assets depends on the Group’s business model for managing the financial assets as well as the contractual terms of the cash flows of the financial assets.

The Group reclassifies financial assets when and only when its business model for managing those assets changes.

(i) At initial recognition

At initial recognition, the Group measures a financial asset at its fair value plus, in the case of a financial asset not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition of the financial assets. Transaction costs of financial assets carried at fair value through profit or loss are expensed in profit or loss.

(ii) At subsequent measurement

Financial assets

Financial assets of the Group mainly comprise of cash and bank balances, trade receivables and other current assets.

Interest income from these financial assets are recognised using the effective interest rate method.

The Group assesses on forward looking basis the expected credit losses associated with its financial assets carried at amortised cost.

For trade and other receivables, the Group applied the simplified approach permitted by IFRS 9, which requires expected lifetime losses to be recognised from initial recognition of the receivables.

2.16. Cash and cash equivalents

Cash and cash equivalents are measured at amortised cost.

2.17. Trade and other payables

Trade and other payables represent liabilities for goods and services provided to the Group prior to the end of the financial year which are unpaid. They are classified as current liabilities if payment is due within one year or less (or in the normal operating cycle of the business, if longer). Otherwise, they are presented as non-current liabilities.

Trade and other payables are initially recognised at fair value, and subsequently carried at amortised cost, using the effective interest method.

2.18. Deferred income

Time charter revenue received in advance and reservation fees are deferred and recognised as current liabilities if the service is due within one year or less. Otherwise, they are presented as non-current liabilities. Deferred charter hire income is recognised as revenue in profit or loss over time over the period during which the related service is performed.

2.19. Financial liabilities

Debt to credit institutions etc. is recognised at the time of borrowing at fair value after deduction of transaction costs incurred. Subsequently, the financial liabilities are measured at amortised cost using the “effective interest method”, so that the difference between the proceeds and the nominal value is recognised in the income statement under financial expenses over the loan period.

A financial liability is derecognised when the obligation under the liability is discharged, cancelled or expires.

When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability.

The difference in the respective carrying amounts of the asset and the liability is recognised in the statement of profit and loss.

2.20. Derivatives and hedge accounting

Derivative financial instruments are initially recognised at fair value on the date on which a derivative contract is entered into and subsequently remeasured at fair value over profit and loss. Derivatives are carried as financial assets, presented under derivatives assets, when the fair value is positive and as financial liabilities, presented under derivatives liabilities, when the fair value is negative.

At the inception of a hedge relationship, the Group formally designates and documents the hedge relationship and the risk management objective and strategy for undertaking the hedge.

Changes in the fair value of derivative financial instruments designated as cash flow hedges are recognised in other comprehensive income and presented under “Hedging reserves” (equity). Where the expected future transactions results in the acquisition of non-financial assets, any amounts deferred under equity are transferred from equity to the cost of the asset. Where expected future transaction results in income or expense, amount deferred under equity are transferred from equity to the income statement in the same item as the hedged transaction as a reclassification adjustment. Further, the entity may transfer the cumulative fair value change recognised within equity upon derecognition of the hedged item. Borrowing facilities are derecognised when the obligation under the liability is discharged or cancelled or expires. When an existing financial liability is replaced by another from the same lender on substantially different terms, or the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability.

Changes in the fair value of derivative financial instruments not designated as hedges are recognised in the income statement. Certain borrowing facilities when undrawn do not qualify for hedge accounting. Changes in fair value of these derivative financial instruments are therefore recognised in the income statement under “Financial income” or “Financial expenses” for interest rate swaps.

The amount included in the hedging reserve is the lower of, in absolute amounts, of the cumulative fair value adjustment of the hedging instrument and the hedged item. Ineffectiveness is recognised in the consolidated statement of profit and loss. Further, in case any modifications occur in the hedged risk, the Group will conduct a comprehensive review and assessment of the hedge relationship. In a recent evaluation, adjustments in debt were carefully assessed in accordance with hedge accounting standards, resulting in no material changes or implications on hedge accounting.

2.21. Share capital

Ordinary shares are classified as equity. When there is a capital increase through the issuance of new shares, these shares are recorded at their nominal value.

2.22. Share premium reserve and retained earnings

Capital increase is categorised as equity. Share premium reserve signifies the capital contributed by investors exceeding the nominal value of the shares issued, net of any incremental costs directly associated with the issuance of new shares. Retained earnings include results from previous periods, changes to equity arising from business combination purchase price, and share-based payments.

2.23. Share based payments

Employees (including senior executives) of the Group receive remuneration in the form of share-based payments, whereby employees render services as consideration for equity instruments (equity-settled transactions).

Equity-settled transactions

The cost of equity-settled transactions is determined by the fair value at the date when the grant is made using an appropriate valuation model.

That cost is recognised in employee benefits expenses, together with a corresponding increase in equity (retained earnings), over the period in which the service and, where applicable, the performance conditions are fulfilled (the vesting period). The cumulative expense recognised for equity-settled transactions at each reporting date until the vesting date reflects the extent to which the vesting period has expired and the Group’s best estimate of the number of equity instruments that will ultimately vest. The expense or credit in the statement of profit or loss for a period represents the movement in cumulative expense recognised as at the beginning and end of that period.

Service and non-market performance conditions are not taken into account when determining the grant date fair value of awards, but the likelihood of the conditions being met is assessed as part of the Group’s best estimate of the number of equity instruments that will ultimately vest. Market performance conditions are reflected within the grant date fair value.

Any other conditions attached to an award, but without an associated service requirement, are considered to be non-vesting conditions. Non-vesting conditions are reflected in the fair value of an award and lead to an immediate expensing of an award unless there are also service and/or performance conditions.

No expense is recognised for awards that do not ultimately vest because non-market performance and/or service conditions have not been met.

Where awards include a market or non-vesting condition, the transactions are treated as vested irrespective of whether the market or non-vesting condition is satisfied, provided that all other performance and/or service conditions are satisfied.

The dilutive effect of outstanding options is reflected as additional share dilution in the computation of diluted earnings per share in a loss situation only if loss per share decreases.

2.24. Currency translation

The financial statements are presented in Euro (EUR), which is also the functional currency of the Parent Company. For each entity in the Group, the Group determines the functional currency and items included in the financial statements of each entity are measured using that functional currency.

Transactions in a currency other than the EUR (“foreign currency”) are translated into EUR using the exchange rates at the dates of the transactions. Currency exchange differences resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies at the closing rates at the balance sheet are recognised in profit or loss. Non-monetary items measured at fair values in foreign currencies are translated using the exchange rates at the date when the fair values are determined.

Foreign exchange gains and losses impacting profit or loss are presented in the income statement within finance income or finance expenses.

On consolidation, the assets and liabilities of foreign operations are translated into euros at the rate of exchange prevailing at the reporting date and their statements of profit or loss are translated at exchange rates prevailing at the dates of the transactions. The exchange differences arising on translation for consolidation are recognised in other comprehensive income. On disposal of a foreign operation, the component of other comprehensive income relating to that particular foreign operation is reclassified to profit or loss.

2.25. Cash flow statement

Statement of cash flows

The statement of cash flows shows the Group’s cash flows for the year distributed on operating, investing and financing activities, net changes for the year in cash and cash equivalents as well as the Group’s cash and cash equivalents at the beginning and end of the year.

Positive amounts indicate cash inflows, whereas negative amounts indicate cash out-flows.

Cash flows from operating activities

Cash flows from operating activities are stated as the profit/loss for the year adjusted for non-cash operating items such as depreciation, changes in working capital and income tax paid or received. Working capital includes current assets less current liabilities, excluding cash and cash equivalents.

Cash flows from investing activities

Cash flows from investing activities comprise cash flows from the acquisition and sale of non-current assets and businesses.

Cash flows from financing activities

Cash flows from financing activities comprise cash flows from instalments on lease liabilities, and interest paid as well as proceeds from issue of shares and debt as well as prepayment of borrowings.

2.26. Material accounting judgements, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Estimates

Useful life of vessels

The estimation made regarding the duration of the useful life of the vessels has been based on, among other things, an analysis made by an external expert. The determined fatigue analysis is based on the technical specification of the wind turbine installation vessels (“WTIV”) and comparable vessels, the useful life of the vessels is estimated at 25 years.

In 2020, the Group acquired two vessels which had already been in use for 8 years. Therefore, the remaining useful life of these vessels is estimated at 17 years for all components except the jacking system and main crane. These components have a remaining useful life of 3 years from the acquisition of the vessels. In the current year, the main crane of these vessels is undergoing an upgrade. The old main crane has been disposed of, and the new main crane is expected to be activated in the new year, matching the remaining useful life of the vessels.

In 2023, as part of the business combination, the Group acquired two additional vessels. One of these vessels was delivered in 2015 and the other in 2012. Similar to the vessels acquired in 2020, the estimated useful life of these vessels, 25 years when first acquired, depend on initial delivery. Therefore its useful life is 17 and 14 years, and all components will have the same useful life. The depreciation will be calculated over the remaining useful life of these vessels.

The residual value, useful life, and methods of depreciation of property, plant, and equipment are reviewed at each financial year end and adjusted accordingly, if appropriate.

Impairment of non-financial assets

Management is responsible for the identification of internal and external indicators of impairment related to non-financial assets. If indicators of impairment are identified, an impairment test must be performed.

Impairment exists when the carrying value of an asset including right-of-use assets or CGU exceeds its recoverable amount, which is the higher of fair value less costs of disposal and its value in use. The fair value less costs of disposal calculation is based on available sales transactions conducted at arm’s length terms, if available. The value in use calculation is based on a DCF model. The cash flows are derived from the budget and the most recent project pipeline. These cash flows do not include restructuring activities or significant future investments which will enhance the performance of the assets or CGU being tested.

The recoverable amount is sensitive to the discount rate used in the DCF model as well as future cash in-flows and growth rate assumptions, for further information please refer to Note 18.

Purchase price allocation

In the application of the acquisition method, estimates play a pivotal role in determining the fair values of acquired assets and assumed liabilities, given the absence of observable market prices. Valuation techniques primarily involve assessing the present value of uncertain future cash flows or events at the acquisition date, with more significant estimates typically applied to property, plant, and equipment. Due to inherent uncertainties in fair value estimation, adjustments during the measurement period may be necessary. Valuation techniques considered include market-based, income-based, and cost-based methodologies, prioritised in that order. Key assumptions, such as the remaining useful life of vessels, inflation, utilisation rates, and day rates, are integral to these methodologies.

Judgements

Identification of CGU for the purpose of goodwill impairment

For the purpose of testing the Group’s vessels the impairment test is performed on a vessel-by-vessel basis.

For the purpose of testing goodwill for impairment, management has assessed that Cadeler has two cash generating units (CGUs), being

●	the transport and installation of offshore wind turbine generators and foundations installation vessels (WTGFIV) and
●	the maintenance of offshore wind turbine generators (O&MV)

The WTGFIV CGU is comprised of Cadeler’s O-class vessels and Scylla, which are largely interchangeable, and the cash flows generated by them are interdependent. These vessels are operated collectively, employed interchangeably, and actively managed to meet the needs of our customers in that market. Given the technical specifications of vessels, the WTGFIV vessels are relatively homogenous with a very high degree of interoperability. The O&MV CGU is comprised of the vessel Zaratan which has different specifications, has independent and separable cash flows from the other vessels.

Revenue recognition

Judgement is performed when determining if a contract contains one or more performance obligations. Judgements is performed as complexities arise when several types of customer contracts are bundled.

Evaluating the criteria for revenue recognition requires management’s judgement to assess and identify performance obligations within the contract. This includes assessing the nature of performance obligations and whether they are distinct or should be combined with other performance obligations to determine whether the performance obligations are satisfied over time or at a point in time.

In contracts where many activities are bundled judgement is applied in the determination of the most adequate recognition method and the most adequate measure of progress. Both of the judgements have a primary impact on the timing and amount of revenue to be recognised.

Evaluating the criteria for revenue recognition with contract with customer requires Management's judgement to assess and determine the following:

●Identification of performance obligations within the contract. This includes assessing the nature of performance obligations and whether they are distinct or should be combined with other performance obligations to determine whether the performance obligations are satisfied over time or at a point in time.
●Determine the transaction price, including an assessment of variable consideration in the contract.
●In contract where many performance obligation are bundled, the allocation of transaction price to performance obligations to determine the stand-alone selling price of each performance obligation identified in the contract using key assumptions which may include observable market and expected margin in the activities.

Macroeconomic factors and climate risks

As part of our commitment to transparency and thorough risk management, Cadeler recognises the significance of macroeconomic factors and climate risks in our financial evaluations. In navigating an ever-evolving operational landscape, we acknowledge the importance of factoring in these elements when assessing the useful lives of assets, determining residual values, and conducting Discounted Cash Flow (DCF) analyses for impairment assessments. Management does not currently consider climate risks to have a material effect on the accounting estimates and judgements for the 2023 consolidate and parent company financial statements.

Cadeler’s strategic investments in offshore wind assets are in line with our dedication to sustainability and our contribution to progressing towards a climate-neutral future. We comprehend the potential impact of climate-related considerations on our operations, including vulnerabilities within our supply chain due to severe weather events. Furthermore, we acknowledge the uncertainties in macroeconomic conditions arising from global economic growth rates, political dynamics within the energy sector, currency fluctuations, interest rates, and inflation. Additionally, geopolitical tensions introduce further complexities that may influence market prospects and pose risks to our operations, particularly in relation to cyber threats to energy supply.

Through diligent assessment and ongoing review processes, Cadeler remains vigilant in integrating these factors into our financial evaluations. We are committed to ensuring that our accounting policies reflect a comprehensive understanding of both macroeconomic factors and climate risks, thereby enhancing the robustness of our impairment analyses and financial reporting practices.